General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expense [Abstract]
Summary of General And Administrative Expenses

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Salaries and employment benefits	28,963	35,547	51,457
Share-based compensation expenses	726	87,980	40,820
Professional service expenses	3,910	13,343	20,075
Bank charges	3,374	7,380	7,849
Directors and Officers Liability Insurance premium	—	—	6,127
VAT Surcharge	2,136	3,423	3,845
Office expenses	1,554	3,058	3,811
Rental and utilities expenses	1,158	1,468	2,332
Depreciation and amortizations	1,201	1,538	1,875
Travelling expenses	719	2,682	1,648
Bad debt expense	376	626	1,218
Other	2,060	4,771	9,150

Total	46,177	161,816	150,207